UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22438

Voya Emerging Markets High Dividend Equity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

Huey P. Falgout Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: March 1, 2024 to August 31, 2024

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

August 31, 2024

Voya Emerging Markets High Dividend Equity Fund

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semi-annual shareholder reports, like this semi-annual report, are not sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds’ website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions to elect to continue receiving paper copies of your shareholder reports. If you received this document through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let a fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/mutual-fund/prospectuses-reports and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2024 (Unaudited)

ASSETS:
Investments in securities at fair value*	$109,831,155
Short-term investments at fair value†	313,000
Cash pledged as collateral for OTC derivatives (Note 2)	880,000
Foreign currencies at value‡	4,172,628
Receivables:
Investment securities and currencies sold	10,355,778
Dividends	269,965
Interest	569
Foreign tax reclaims	26,981
Prepaid expenses	838
Reimbursement due from Investment Adviser	27,040
Other assets	6,934
Total assets	125,884,888

LIABILITIES:
Payable for investment securities and currencies purchased	8,778,700
Payable for investment management fees	106,271
Payable to custodian due to bank overdraft	4,347,459
Payable to trustees under the deferred compensation plan (Note 6)	6,934
Payable for trustee fees	276
Payable for foreign capital gains tax	998,748
Other accrued expenses and liabilities	84,675
Written options, at fair value^	388,885
Total liabilities	14,711,948
NET ASSETS	$111,172,940

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$179,501,418
Total distributable loss	(68,328,478)
NET ASSETS	$111,172,940

* Cost of investments in securities	$95,888,088
† Cost of short-term investments	$313,000
‡ Cost of foreign currencies	$4,172,084
^ Premiums received on written options	$428,685

Net assets	$111,172,940
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	18,082,008
Net asset value	$6.15

See Accompanying Notes to Financial Statements

STATEMENT OF OPERATIONS for the six months ended August 31, 2024 (Unaudited)

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,557,985
Interest	4,895
Other	290
Total investment income	2,563,170

EXPENSES:
Investment management fees	640,410
Transfer agent fees	6,874
Shareholder reporting expense	17,600
Professional fees	81,300
Custody and accounting expense	69,400
Trustee fees	1,381
Miscellaneous expense	16,890
Total expenses	833,855
Waived and reimbursed fees	(53,078)
Net expenses	780,777
Net investment income	1,782,393
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld^)	2,789,163
Foreign currency related transactions	(88,260)
Written options	(844,360)
Net realized gain	1,856,543

Net change in unrealized appreciation on:
Investments (net of foreign capital gains taxes accrued#)	4,855,912
Foreign currency related transactions	2,040
Written options	129,543
Net change in unrealized appreciation (depreciation)	4,987,495
Net realized and unrealized gain	6,844,038
Increase in net assets resulting from operations	$8,626,431

* Foreign taxes withheld	$288,013
^ Foreign capital gains taxes withheld	$174,778
# Change in foreign capital gains taxes accrued	$262,980

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	August 31, 2024	Year Ended
	(Unaudited)	February 29, 2024
FROM OPERATIONS:
Net investment income	$1,782,393	$2,245,095
Net realized gain (loss)	1,856,543	(3,302,596)
Net change in unrealized appreciation (depreciation)	4,987,495	11,450,355
Increase in net assets resulting from operations	8,626,431	10,392,854

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	(1,256,375)	(3,784,919)
Return of capital	(5,162,738)	(6,054,963)
Total distributions	(6,419,113)	(9,839,882)

FROM CAPITAL SHARE TRANSACTIONS:
Cost of shares repurchased	—	(1,434,821)
Net decrease in net assets resulting from capital share transactions	—	(1,434,821)
Net increase (decrease) in net assets	2,207,318	(881,849)

NET ASSETS:
Beginning of year or period	108,965,622	109,847,471
End of year or period	$111,172,940	$108,965,622

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

	Per Share Operating Performance													Ratios and Supplemental Data
		Income (loss) from investment operations			Less Distributions										Ratios to average net assets
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Accretion to net asset value due to tender offer	Net asset value, end of year or period	Market value, end of year or period	Total investment return at net asset value(1)	Total investment return at market value(2)	Net assets, end of year or period 000’s	Gross expenses prior to expense waiver/ recoupment(3)	Net expenses after expense waiver/ recoupment(3),(4)	Net investment income (loss)(3),(4)	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	($000’s)	(%)	(%)	(%)	(%)
08-31-24+	6.03	0.10•	0.38	0.48	0.07	—	0.29	0.36	—	6.15	5.44	9.10	12.56	111,173	1.50	1.40	3.20	37
02-29-24	5.98	0.12•	0.47	0.59	0.21	—	0.33	0.54	—	6.03	5.17	12.05	9.43	108,966	1.47	1.40	2.08	80
02-28-23	7.57	0.18•	(1.05)	(0.87)	0.18	—	0.54	0.72	—	5.98	5.25	(10.21)	(14.26)	109,847	1.43	1.40	2.85	70
02-28-22	8.49	0.14•	(0.34)	(0.20)	0.11	—	0.61	0.72	—	7.57	6.96	(2.15)	(3.93)	144,187	1.35	1.35	1.68	66
02-28-21	7.61	0.11•	1.49	1.60	0.09	—	0.63	0.72	—	8.49	7.95	24.24	32.34	161,564	1.36	1.36	1.46	55
02-29-20	8.89	0.19	(0.74)	(0.55)	0.28	—	0.45	0.73	—	7.61	6.69	(6.03)	(12.67)	144,923	1.39	1.39	2.29	103
02-28-19	9.87	0.20	(0.44)	(0.24)	0.17	—	0.57	0.74	—	8.89	8.41	(1.39)	(2.23)	169,189	1.47	1.47	2.21	53
02-28-18	9.24	0.18	1.19	1.37	0.18	—	0.56	0.74	—	9.87	9.42	15.77	22.67	187,770	1.44	1.44	1.82	41
02-28-17	7.81	0.18	2.13	2.31	0.19	—	0.69	0.88	—	9.24	8.32	32.30	38.66	175,716	1.43	1.43	2.06	39
02-29-16	11.57	0.20	(2.92)	(2.72)	0.21	—	0.83	1.04	—	7.81	6.71	(23.98)(5)	(28.30)	152,682	1.47	1.47	1.99	30
02-28-15	12.50	0.30•	(0.08)	0.22	0.34	—	0.81	1.15	—	11.57	10.54	2.21	2.01	226,152	1.42	1.42	2.35	40

(1)	Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, in accordance with the provisions of the dividend reinvestment plan. Total investment return at net asset value is not annualized for periods less than one year.
(2)	Total investment return at market value measures the change in the market value of your investment assuming reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, in accordance with the provisions of the Fund’s dividend reinvestment plan. Total investment return at market value is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The Investment Adviser has entered into a written expense limitation agreement with the Fund under which it will limit the expenses of the Fund (excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.
(5)	Excluding amounts related to a foreign currency settlement recorded in the fiscal year ended February 29, 2016, total return would have been (24.08)%.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of August 31, 2024 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Emerging Markets High Dividend Equity Fund (the “Fund”) is a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is organized as a Delaware statutory trust.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. The Investment Adviser has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of the Fund is calculated by taking the value of the Fund’s assets, subtracting the Fund’s liabilities, and dividing by the number of shares that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

The Fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

NOTES TO FINANCIAL STATEMENTS as of August 31, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Premium amortization and discount accretion are determined using the effective yield method. Dividend income is recorded on the ex-dividend date, or in the case of some foreign dividends, when the information becomes available to the Fund.

C. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even

NOTES TO FINANCIAL STATEMENTS as of August 31, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. Effective May 1, 2024, the Fund makes monthly dividend distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on investments. Such monthly distributions may also consist of return of capital. Prior to May 1, 2024, the Fund made quarterly distributions from its cash available for distribution, which consisted of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on investments. Such quarterly distributions may also have consisted of return of capital. At least annually, the Fund intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. Distributions are determined annually in accordance with federal tax regulations, which may differ from GAAP for investment companies.

The tax treatment and characterization of the Fund’s distributions may vary significantly from time to time depending on whether the Fund has gains or losses on the call options written in its portfolio versus gains or losses on the equity securities in the portfolio. Each month, the Fund will provide disclosures with distribution payments made that estimate the percentages of that distribution that represent net investment income, other income or capital gains, and return of capital, if any. The final composition of the tax characteristics of the distributions cannot be determined with certainty until after the end of the Fund’s tax year, and will be reported to shareholders at that time. A significant portion of the Fund’s distributions may constitute a return of capital. The amount of monthly distributions will vary, depending on a number of factors. As portfolio and market conditions change, the rate of dividends on the common shares will change. There can be no assurance that the Fund will be able to declare a dividend in each period.

E. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the Use of Derivative Instruments. The Fund’s investment objectives permit the Fund to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, the Fund may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign

NOTES TO FINANCIAL STATEMENTS as of August 31, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

(non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. has recently experienced a rising market interest rate environment, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Further, recent and potential future changes in government policy may affect interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with

NOTES TO FINANCIAL STATEMENTS as of August 31, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, the Fund generally enters into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Fund and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

The Fund may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to the Fund is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

The Fund’s maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Fund. For purchased OTC options, the Fund bears the risk of loss in the amount of the premiums paid and the change in market value of the options should the counterparty not perform under the contracts. The Fund did not enter into any purchased OTC options during the period ended August 31, 2024.

The Fund’s master agreements with derivative counterparties have credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and/or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Fund’s Master Agreements.

Written options by the Fund do not give rise to counterparty credit risk, as written options obligate the Fund to perform and not the counterparty. As of August 31, 2024, the total value of open written OTC call options subject to Master Agreements in a liability position was $388,885. If a contingent feature had been triggered, the Fund could have been required to pay this amount in cash to its counterparties. At August 31, 2024, the Fund pledged $880,000 in cash collateral for its open written OTC call options at period end. There were no credit events during the period ended August 31, 2024 that triggered any credit related contingent features.

H. Forward Foreign Currency Contracts and Futures Contracts. The Fund may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses on forward foreign currency contracts are included on the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

The Fund did not enter into any forward foreign currency contracts during the period ended August 31, 2024.

The Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on

NOTES TO FINANCIAL STATEMENTS as of August 31, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table following the Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Fund’s Statement of Operations. Realized gains (losses) are reported in the Fund’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. The Fund purchases and sells futures contracts on various equity indices to enable the Fund to make market directional tactical decisions to enhance returns, to protect against a decline in its assets or as a substitute for the purchase or sale of equity securities. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The Fund did not enter into any futures contracts during the period ended August 31, 2024.

I. Options Contracts. The Fund may purchase put and call options and may write (sell) put options and covered call options. The premium received by the Fund upon the writing of a put or call option is included in the Statement of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Fund will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option or purchased put option or the purchase cost of the security for a written put option or a purchased call option is adjusted by the amount of premium received or paid. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

The Fund seeks to generate gains from the OTC call options writing strategy over a market cycle to supplement the dividend yield of its underlying portfolio of high dividend yield equity securities.

During the period ended August 31, 2024, the Fund had an average notional amount of $21,773,892 on written equity options. Please refer to the table within the Portfolio of Investments for open written equity options at August 31, 2024.

J. Indemnifications. In the normal course of business, the Fund may enter into contracts that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments for the period ended August 31, 2024, excluding short-term securities, were $40,564,066 and $47,638,145, respectively.

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment management and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, payable monthly, based on an annual rate of 1.15% of the Fund’s average daily managed assets. For purposes of the Management Agreement, managed assets are defined as the Fund’s average daily gross asset value, minus the sum of the Fund’s accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund and the liquidation preference of any outstanding preferred shares). As of August 31, 2024, there were no preferred shares outstanding.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily managed assets of the Fund. Subject to policies as the Board or the Investment Adviser

NOTES TO FINANCIAL STATEMENTS as of August 31, 2024 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies and limitations.

NOTE 5 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Fund under which it will limit the expenses of the Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to 1.40% of average daily managed assets.

The Investment Adviser may at a later date recoup from the Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of August 31, 2024, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

August 31,
2025	2026	2027	Total
$4,597	$41,256	$111,113	$156,966

The Expense Limitation Agreement is contractual through March 1, 2025 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

NOTE 7 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

Net increase
(decrease) in
	Shares	shares	Shares	Net increase
	repurchased	outstanding	repurchased	(decrease)
Year or period ended	#	#	($)	($)
8/31/2024	—	—	—	—
2/29/2024	(288,243)	(288,243)	(1,434,821)	(1,434,821)

Share Repurchase Program

Effective April 1, 2024, pursuant to an open-market share repurchase program, the Fund may purchase, over the period ending March 31, 2025, up to 10% of its stock in open-market transactions. Previously, pursuant to an open-

market share repurchase program effective April 1, 2023, the Fund could have purchased, over the one year period ended March 31, 2024, up to 10% of its stock in open-market transactions. The amount and timing of the repurchases will be at the discretion of the Fund’s management, subject

NOTES TO FINANCIAL STATEMENTS as of August 31, 2024 (Unaudited) (continued)

NOTE 7 — CAPITAL SHARES (continued)

to market conditions and investment considerations. There is no assurance that the Fund will purchase shares at any particular discount level or in any particular amounts. Any repurchases made under this program would be made on a national securities exchange at the prevailing market price, subject to exchange requirements and volume, timing and other limitations under federal securities laws. The share repurchase program seeks to enhance shareholder value by purchasing shares trading at a discount from their NAV per share. The open-market share repurchase program does not obligate the Fund to repurchase any dollar amount or number of shares of its stock.

For the period ended August 31, 2024, the Fund had no repurchases.

For the year ended February 29, 2024, the Fund repurchased 288,243 shares, representing approximately 1.59% of the Fund’s outstanding shares for a net purchase price of $1,434,821 (including commissions of $7,206). Shares were repurchased at a weighted-average discount from NAV per share of 14.64% and a weighted-average price per share of $4.95.

NOTE 8 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/ tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, income from passive foreign investment companies (PFICs) and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions in the current period will not be determined until after the Fund’s tax year-end of December 31, 2024. The composition of distributions presented below may differ from amounts presented elsewhere in this report due to differences in calculations between GAAP (book) and tax. The tax composition of dividends and distributions paid as of the Fund’s most recent tax year-ends was as follows:

Tax Year Ended		Tax Year Ended
December 31, 2023		December 31, 2022
Ordinary	Return of	Ordinary	Return of
Income	Capital	Income	Capital
$3,784,919	$6,937,253	$3,318,963	$10,235,915

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2023 were:

Unrealized				Total
Appreciation/	Capital Loss Carryforwards			Distributable
(Depreciation)	Amount	Character	Other	Earnings/(Loss)
$5,310,743	$(6,761,352)	Short-term	$(2,713,395)	$(79,074,719)
	(74,910,715)	Long-term
$(81,672,067)

The Fund’s major tax jurisdictions are U.S. federal and Arizona state.

As of August 31, 2024, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTES TO FINANCIAL STATEMENTS as of August 31, 2024 (Unaudited) (continued)

NOTE 9 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

The London Interbank Offered Rate (“LIBOR”) was the offered rate for short-term Eurodollar deposits between major international banks. The terms of investments, financings or other transactions (including certain derivatives transactions) to which the Fund may be a party have historically been tied to LIBOR. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR was last published on a representative basis at the end of June 2023. Alternative reference rates to LIBOR have been established in most major currencies and markets in these new rates are continuing to develop. The transition away from LIBOR to the use of replacement rates has gone relatively smoothly on the Fund and the financial instruments in which it invests; however, longer-term impacts are still uncertain.

In addition, interest rates or other types of rates and indices which are classed as “benchmarks” have been the subject of ongoing national and international regulatory reform, including under the European Union regulation on indices used as benchmarks in financial instruments and financial contracts (known as the “Benchmarks Regulation”). The Benchmarks Regulation has been enacted into United Kingdom law by virtue of the European Union (Withdrawal) Act 2018 (as amended), subject to amendments made by the Benchmarks (Amendment and Transitional Provision) (EU Exit) Regulations 2019 (SI 2019/657) and other statutory instruments. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.

NOTE 10 — MARKET DISRUPTION AND GEOPOLITICAL RISK

The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.

NOTE 11 — SUBSEQUENT EVENTS

Dividends: Subsequent to August 31, 2024, the Fund made distributions of:

Per Share	Declaration	Payable	Record
Amount	Date	Date	Date
$0.055	8/15/2024	9/16/2024	9/3/2024
$0.055	9/16/2024	10/15/2024	10/1/2024
$0.055	10/15/2024	11/15/2024	11/1/2024

Each month, the Fund will provide disclosures with distribution payments made that estimate the percentages of that distribution that represent net investment income, capital gains, and return of capital, if any. A significant

NOTES TO FINANCIAL STATEMENTS as of August 31, 2024 (Unaudited) (continued)

NOTE 11 — SUBSEQUENT EVENTS (continued)

portion of the monthly distribution payments made by the Fund may constitute a return of capital.

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Emerging Markets High Dividend	PORTFOLIO OF INVESTMENTS
Equity Fund	as of August 31, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.2%
	Brazil: 3.0%
83,700	Banco do Brasil SA	$417,019	0.4
22,900	Caixa Seguridade Participacoes S/A	66,718	0.1
47,000	CCR SA	109,745	0.1
107,331	Cia Siderurgica Nacional SA	225,481	0.2
147,821	Cosan SA	348,835	0.3
41,800	JBS S/A	258,026	0.2
95,500	Natura & Co. Holding SA	230,449	0.2
16,800	Rumo SA	64,864	0.0
55,800 (1)	Sendas Distribuidora S/A	93,661	0.1
5,400	Suzano SA	52,678	0.0
38,664	Telefonica Brasil SA	356,458	0.3
126,619	TIM SA/Brazil	400,350	0.4
70,671	Vale SA - Foreign	743,080	0.7
		3,367,364	3.0
	Chile: 0.4%
113,027 (1)	Falabella SA	399,550	0.4

	China: 21.4%
43,700	37 Interactive Entertainment Network Technology Group Co. Ltd. - Class A	85,874	0.1
206,400	Alibaba Group Holding Ltd.	2,139,248	1.9
14,700	Anhui Gujing Distillery Co. Ltd. - Class B	197,354	0.2
8,100	Anhui Yingjia Distillery Co. Ltd. - Class A	57,225	0.0
7,985	Autohome, Inc., ADR	200,903	0.2
385,000	AviChina Industry & Technology Co. Ltd. - Class H	164,563	0.1
1,468,000	Bank of China Ltd. - Class H	663,277	0.6
131,500	Bank of Jiangsu Co. Ltd. - Class A	143,875	0.1
17,400	Beijing Tiantan Biological Products Corp. Ltd. - Class A	58,316	0.0
99,900	BOE Technology Group Co. Ltd. - Class A	54,378	0.0
16,500	BYD Co. Ltd. - Class H	505,345	0.5
572,000	China CITIC Bank Corp. Ltd. - Class H	330,045	0.3
800,000	China Communications Services Corp. Ltd. - Class H	407,469	0.4
1,300,000	China Construction Bank Corp. - Class H	912,782	0.8
272,000	China Minsheng Banking Corp. Ltd. - Class H	97,766	0.1
422,000	China Oilfield Services Ltd. - Class H	395,470	0.4
572,000	China Railway Group Ltd. - Class H	264,157	0.2
96,168	China Railway Signal & Communication Corp. Ltd. - Class A	70,548	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
157,500 (2)	China Resources Pharmaceutical Group Ltd.	$110,896	0.1
73,100	China State Construction Engineering Corp. Ltd. - Class A	55,513	0.0
2,772,000 (2)	China Tower Corp. Ltd. - Class H	339,502	0.3
92,100	China XD Electric Co. Ltd. - Class A	89,868	0.1
51,400	China Yangtze Power Co. Ltd. - Class A	213,049	0.2
294,000	CMOC Group Ltd. - Class H	238,661	0.2
89,360	CSPC Pharmaceutical Group Ltd.	54,864	0.0
42,300	Dong-E-E-Jiao Co. Ltd. - Class A	297,607	0.3
242,500	Fosun International Ltd.	125,481	0.1
209,400	Goldwind Science & Technology Co. Ltd. - Class A	243,819	0.2
180,000	Great Wall Motor Co. Ltd. - Class H	257,233	0.2
212,100	GRG Banking Equipment Co. Ltd. - Class A	281,503	0.2
620,000	Guangzhou Automobile Group Co. Ltd. - Class H	197,885	0.2
18,400	Haier Smart Home Co. Ltd. - Class H	56,225	0.0
23,500	Hengan International Group Co. Ltd.	75,270	0.1
77,000	Hisense Home Appliances Group Co. Ltd. - Class H	198,531	0.2
190,800 (2)	Huatai Securities Co. Ltd. - Class H	209,971	0.2
28,200	Hubei Jumpcan Pharmaceutical Co. Ltd. - Class A	117,134	0.1
256,592	Industrial & Commercial Bank of China Ltd. - Class H	146,750	0.1
116,000	Inner Mongolia Yitai Coal Co. Ltd. - Class B	219,786	0.2
171,200	Inner Mongolia Yuan Xing Energy Co. Ltd. - Class A	138,056	0.1
32,502	JD.com, Inc. - Class A	439,301	0.4
178,000	Jiangsu Expressway Co. Ltd. - Class H	175,539	0.2
36,000	Jiangxi Copper Co. Ltd. - Class H	60,425	0.1
98,690	Jointown Pharmaceutical Group Co. Ltd. - Class A	64,987	0.1
116,600	Kingsoft Corp. Ltd.	318,811	0.3
346,000	Lenovo Group Ltd.	422,487	0.4
22,900	Livzon Pharmaceutical Group, Inc. - Class A	116,106	0.1
8,000	Luzhou Laojiao Co. Ltd. - Class A	134,029	0.1
41,320 (1)(2)	Meituan - Class B	625,230	0.6

See Accompanying Notes to Financial Statements

Voya Emerging Markets High Dividend	PORTFOLIO OF INVESTMENTS
Equity Fund	as of August 31, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
23,400	MINISO Group Holding Ltd.	$97,039	0.1
17,600	NARI Technology Co. Ltd. - Class A	60,957	0.1
31,900	NetEase, Inc.	512,781	0.5
27,200 (2)	Nongfu Spring Co. Ltd. - Class H	98,249	0.1
81,100	Offshore Oil Engineering Co. Ltd. - Class A	62,768	0.1
1,119,000	People's Insurance Co. Group of China Ltd. - Class H	422,301	0.4
366,000	PetroChina Co. Ltd. - Class H	330,102	0.3
372,000	PICC Property & Casualty Co. Ltd. - Class H	481,776	0.4
105,000	Ping An Insurance Group Co. of China Ltd. - Class H	497,095	0.4
166,200	Shanghai Baosight Software Co. Ltd. - Class B	249,271	0.2
211,900	Shanghai Pharmaceuticals Holding Co. Ltd. - Class H	292,336	0.3
2,800	Shenzhen Mindray Bio- Medical Electronics Co. Ltd. - Class A	98,813	0.1
12,900	Sichuan Kelun Pharmaceutical Co. Ltd. - Class A	55,657	0.0
15,200	Sieyuan Electric Co. Ltd. - Class A	140,252	0.1
114,700	Sinoma International Engineering Co. - Class A	151,685	0.1
82,800	Sinopharm Group Co. Ltd. - Class H	191,621	0.2
80,500	Sinotruk Hong Kong Ltd.	201,307	0.2
43,100	TBEA Co. Ltd. - Class A	76,728	0.1
102,700	Tencent Holdings Ltd.	4,980,941	4.5
10,458	Tencent Music Entertainment Group, ADR	109,182	0.1
251,700	Tian Di Science & Technology Co. Ltd. - Class A	198,854	0.2
434,000 (2)	Topsports International Holdings Ltd.	160,749	0.1
23,609	Trina Solar Co. Ltd. - Class A	57,498	0.0
18,005	Vipshop Holdings Ltd., ADR	225,783	0.2
165,000	Weichai Power Co. Ltd. - Class H	252,374	0.2
94,500	Western Mining Co. Ltd. - Class A	208,109	0.2
3,700	Wuliangye Yibin Co. Ltd. - Class A	64,102	0.1
12,100	Yealink Network Technology Corp. Ltd. - Class A	56,188	0.0
100,500	Yutong Bus Co. Ltd. - Class A	302,090	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
82,500	Zhuzhou CRRC Times Electric Co. Ltd. - Class H	$284,914	0.3
57,200	ZTE Corp. - Class H	115,021	0.1
		23,809,657	21.4
	Colombia: 0.2%
61,660	Interconexion Electrica SA ESP	267,818	0.2

	Czechia: 0.1%
18,185 (2)	Moneta Money Bank AS	87,521	0.1

	Egypt: 0.1%
178,171	Eastern Co. SAE	93,312	0.1

	Greece: 1.3%
168,142	Alpha Services and Holdings SA	287,408	0.3
143,811	Eurobank Ergasias Services and Holdings SA	327,901	0.3
4,759	Jumbo SA	120,363	0.1
30,817	National Bank of Greece SA	267,871	0.2
46,364	Piraeus Financial Holdings SA	200,012	0.2
21,767	Public Power Corp. SA	279,575	0.2
		1,483,130	1.3
	Hong Kong: 1.2%
60,000	Beijing Enterprises Holdings Ltd.	193,933	0.2
564,000	Bosideng International Holdings Ltd.	277,017	0.2
155,500	China Overseas Land & Investment Ltd.	244,457	0.2
494,000	Far East Horizon Ltd.	345,264	0.3
178,000	Geely Automobile Holdings Ltd.	199,205	0.2
184,000	Sino Biopharmaceutical Ltd.	75,529	0.1
		1,335,405	1.2
	Hungary: 0.6%
7,017	MOL Hungarian Oil & Gas PLC	53,171	0.0
1,361	OTP Bank Nyrt	70,073	0.1
17,421	Richter Gedeon Nyrt	527,735	0.5
		650,979	0.6
	India: 19.5%
3,444	ABB India Ltd.	326,121	0.3
17,540	Adani Ports & Special Economic Zone Ltd.	310,038	0.3
1,799	Apollo Hospitals Enterprise Ltd.	148,686	0.1
18,414	Aurobindo Pharma Ltd.	344,474	0.3
75,590	Axis Bank Ltd.	1,060,114	1.0
2,903	Bajaj Auto Ltd.	376,913	0.3
2,381	Bajaj Finance Ltd.	204,433	0.2
53,310	Bank of Baroda	159,040	0.1
115,138	Bharat Electronics Ltd.	411,442	0.4
27,035	Bharti Airtel Ltd.	512,356	0.5
11,693	Cipla Ltd./India	230,918	0.2

See Accompanying Notes to Financial Statements

Voya Emerging Markets High Dividend	PORTFOLIO OF INVESTMENTS
Equity Fund	as of August 31, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	India (continued)
10,956	Colgate-Palmolive India Ltd.	$475,517	0.4
8,671	DLF Ltd.	87,413	0.1
16,228	Havells India Ltd.	367,601	0.3
41,520	HCL Technologies Ltd.	868,156	0.8
5,091 (2)	HDFC Asset Management Co. Ltd.	268,395	0.2
8,721	HDFC Bank Ltd.	170,538	0.2
1,656	Hero MotoCorp Ltd.	107,830	0.1
76,140	Hindalco Industries Ltd.	638,001	0.6
902	Hindustan Aeronautics Ltd.	50,379	0.0
127,524	ICICI Bank Ltd.	1,870,236	1.7
19,399	IndusInd Bank Ltd.	329,710	0.3
19,748	Infosys Ltd.	458,483	0.4
54,479	ITC Ltd.	325,921	0.3
21,951	Kotak Mahindra Bank Ltd.	466,175	0.4
25,432	Larsen & Toubro Ltd.	1,124,162	1.0
11,190	Lupin Ltd.	299,089	0.3
2,073	Maruti Suzuki India Ltd.	306,964	0.3
180,154	Oil & Natural Gas Corp. Ltd.	711,460	0.6
1,502	Phoenix Mills Ltd.	67,552	0.1
1,893	PI Industries Ltd.	101,559	0.1
5,122	Pidilite Industries Ltd.	190,924	0.2
74,259	Power Finance Corp. Ltd.	486,754	0.4
177,055	Power Grid Corp. of India Ltd.	713,132	0.6
74,956	REC Ltd.	553,898	0.5
33,598	Reliance Industries Ltd.	1,208,830	1.1
50,403	Samvardhana Motherson International Ltd.	117,524	0.1
19,942	Shriram Finance Ltd.	763,265	0.7
1,410	Siemens Ltd.	115,937	0.1
12,842	Sun Pharmaceutical Industries Ltd.	279,001	0.3
1,660	Supreme Industries Ltd.	104,647	0.1
25,479	Tata Consultancy Services Ltd.	1,384,198	1.2
4,251	Tata Motors Ltd.	56,348	0.0
319,524	Tata Steel Ltd.	582,555	0.5
14,913	Tech Mahindra Ltd.	291,497	0.3
11,880	Torrent Pharmaceuticals Ltd.	493,744	0.4
40,697	UPL Ltd.	290,205	0.3
119,725	Vedanta Ltd.	668,031	0.6
18,478	Wipro Ltd.	118,676	0.1
6,466	Zydus Lifesciences Ltd.	86,983	0.1
		21,685,825	19.5
	Indonesia: 1.0%
786,600	Bank Central Asia Tbk PT	525,503	0.5
1,290,300	Bank Rakyat Indonesia Persero Tbk PT	429,613	0.4
271,700	Indah Kiat Pulp & Paper Tbk PT	142,457	0.1
		1,097,573	1.0
	Ireland: 0.8%
9,750 (1)	PDD Holdings, Inc., ADR	937,073	0.8
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Luxembourg: 0.3%
10,965	Reinet Investments SCA	$294,145	0.3

	Malaysia: 2.2%
144,200	AMMB Holdings Bhd	173,626	0.2
300,100	CIMB Group Holdings Bhd	570,622	0.5
360,100	Genting Bhd	359,803	0.3
722,800	Genting Malaysia Bhd	421,786	0.4
21,800	Hong Leong Bank Bhd	107,135	0.1
67,800	Malayan Banking Bhd	169,146	0.1
552,300	Public Bank Bhd	615,967	0.6
		2,418,085	2.2
	Mexico: 1.9%
296,500	Alfa SAB de CV - Class A	172,833	0.2
123,600 (2)	Banco del Bajio SA	308,023	0.3
10,100	Coca-Cola Femsa SAB de CV	85,367	0.1
313,478	Fibra Uno Administracion SA de CV	369,598	0.3
12,400	Grupo Financiero Banorte SAB de CV - Class O	85,976	0.1
165,509	Kimberly-Clark de Mexico SAB de CV - Class A	271,699	0.2
65,462	Operadora De Sites Mexicanos SAB de CV - Class 1	55,842	0.0
92,100	Orbia Advance Corp. SAB de CV	99,095	0.1
19,263	Promotora y Operadora de Infraestructura SAB de CV	179,981	0.2
153,614	Wal-Mart de Mexico SAB de CV	488,900	0.4
		2,117,314	1.9
	Peru: 0.1%
324	Credicorp Ltd.	57,785	0.1

	Philippines: 0.5%
222,300	Ayala Land, Inc.	139,696	0.1
215,220	Metropolitan Bank & Trust Co.	282,241	0.3
3,875	PLDT, Inc.	103,517	0.1
		525,454	0.5
	Poland: 0.8%
2,933	Bank Polska Kasa Opieki SA	120,157	0.1
47	L.P. SA	178,754	0.1
19,549	Powszechna Kasa Oszczednosci Bank Polski SA	292,761	0.3
28,230	Powszechny Zaklad Ubezpieczen SA	339,926	0.3
		931,598	0.8
	Qatar: 1.4%
402,126	Barwa Real Estate Co.	308,512	0.3
103,508	Commercial Bank PSQC	116,130	0.1
534,426	Mesaieed Petrochemical Holding Co.	242,711	0.2
111,396	Ooredoo QPSC	337,156	0.3
58,251	Qatar Electricity & Water Co. QSC	251,178	0.2
16,776	Qatar Fuel QSC	67,040	0.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets High Dividend	PORTFOLIO OF INVESTMENTS
Equity Fund	as of August 31, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Qatar (continued)
45,009	Qatar Islamic Bank SAQ	$242,254	0.2
		1,564,981	1.4
	Russia: —%
354,185 (3)	Alrosa PJSC	—	—
10,144,776 (3)	Inter RAO UES PJSC	—	—
15,442 (3)	Lukoil PJSC	—	—
9,459 (3)	Magnit PJSC	—	—
116,758 (3)	Mobile TeleSystems PJSC	—	—
4,585 (3)	Severstal PAO	—	—
130,134 (3)	Surgutneftegas PJSC	—	—
125,422 (3)	Tatneft PJSC	—	—
		—	—
	Saudi Arabia: 2.6%
78,277	Arab National Bank	403,327	0.4
47,709	Etihad Etisalat Co.	642,513	0.6
41,053	Sahara International Petrochemical Co.	316,063	0.3
46,258	Saudi Awwal Bank	430,505	0.4
24,719	Saudi Basic Industries Corp.	492,720	0.4
36,224	Saudi Electricity Co.	169,515	0.1
116,171	Saudi Investment Bank	392,173	0.4
5,170	Yanbu National Petrochemical Co.	55,489	0.0
		2,902,305	2.6
	Singapore: 0.4%
54,500 (2)	BOC Aviation Ltd.	469,671	0.4

	South Africa: 2.1%
60,851	Absa Group Ltd.	600,225	0.5
2,390	Bid Corp. Ltd.	60,209	0.1
41,539	Exxaro Resources Ltd.	372,129	0.3
3,790	Gold Fields Ltd.	52,538	0.0
30,166	Impala Platinum Holdings Ltd.	129,918	0.1
2,021	Naspers Ltd. - Class N	416,896	0.4
5,345	Nedbank Group Ltd.	88,478	0.1
10,606	Shoprite Holdings Ltd.	183,771	0.2
108,230	Sibanye Stillwater Ltd.	103,428	0.1
15,418	Standard Bank Group Ltd.	207,093	0.2
27,448	Woolworths Holdings Ltd./ South Africa	99,547	0.1
		2,314,232	2.1
	South Korea: 11.9%
1,216	CJ CheilJedang Corp.	293,562	0.3
4,507	DB Insurance Co. Ltd.	392,317	0.4
5,237	GS Holdings Corp.	177,080	0.2
1,263	Hana Financial Group, Inc.	58,635	0.0
9,330	Hankook Tire & Technology Co. Ltd.	303,708	0.3
659	Hanmi Pharm Co. Ltd.	155,810	0.1
7,635	HD Hyundai Co. Ltd.	462,821	0.4
499	HD Hyundai Electric Co. Ltd.	114,237	0.1
3,148 (1)	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	451,708	0.4
2,055	Hyundai Mobis Co. Ltd.	335,316	0.3
417	Hyundai Motor Co.	79,989	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea (continued)
6,942	Hyundai Steel Co.	$132,278	0.1
7,915	KB Financial Group, Inc.	510,399	0.5
7,634	Kia Corp.	606,513	0.5
9,207 (1)	Korea Electric Power Corp.	149,636	0.1
7,853	Korea Investment Holdings Co. Ltd.	428,655	0.4
9,600	KT Corp.	278,204	0.2
786	Kumho Petrochemical Co. Ltd.	80,605	0.1
1,288	LG Chem Ltd.	310,730	0.3
2,774	LG Electronics, Inc.	206,833	0.2
861	LG H&H Co. Ltd.	228,604	0.2
29,428	LG Uplus Corp.	214,810	0.2
2,347	Lotte Chemical Corp.	145,685	0.1
8,565	Mirae Asset Securities Co. Ltd.	53,702	0.0
40,162	NH Investment & Securities Co. Ltd.	410,563	0.4
72,458	Samsung Electronics Co. Ltd.	4,024,196	3.6
1,741	Samsung Fire & Marine Insurance Co. Ltd.	452,262	0.4
1,296	Samsung Life Insurance Co. Ltd.	94,663	0.1
12,002	Shinhan Financial Group Co. Ltd.	508,035	0.5
7,208	SK Hynix, Inc.	944,549	0.8
6,986	SK Telecom Co. Ltd.	288,280	0.3
3,209	SK, Inc.	344,628	0.3
		13,239,013	11.9
	Taiwan: 17.7%
2,000	Alchip Technologies Ltd.	166,483	0.1
73,000	ASE Technology Holding Co. Ltd.	350,304	0.3
9,000	Asustek Computer, Inc.	150,949	0.1
77,000	Cheng Shin Rubber Industry Co. Ltd.	119,647	0.1
289,000	China Steel Corp.	201,139	0.2
328,000	Compal Electronics, Inc.	341,245	0.3
48,000	Delta Electronics, Inc.	598,406	0.5
48,000	Far Eastern New Century Corp.	54,256	0.0
4,000	Fortune Electric Co. Ltd.	83,593	0.1
229,000	Hon Hai Precision Industry Co. Ltd.	1,321,957	1.2
103,000	Inventec Corp.	147,286	0.1
34,000	MediaTek, Inc.	1,319,773	1.2
74,000	Micro-Star International Co. Ltd.	425,221	0.4
56,000	President Chain Store Corp.	492,317	0.4
40,000	Quanta Computer, Inc.	336,039	0.3
23,000	Realtek Semiconductor Corp.	385,207	0.3
25,000	Synnex Technology International Corp.	56,285	0.1
364,962	Taiwan Semiconductor Manufacturing Co. Ltd.	10,804,837	9.7

See Accompanying Notes to Financial Statements

Voya Emerging Markets High Dividend	PORTFOLIO OF INVESTMENTS
Equity Fund	as of August 31, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan (continued)
152,000	Uni-President Enterprises Corp.	$391,664	0.4
425,000	United Microelectronics Corp.	738,592	0.7
23,000	Wan Hai Lines Ltd.	59,672	0.1
141,000	Winbond Electronics Corp.	106,071	0.1
71,000	Wistron Corp.	226,169	0.2
3,000	Wiwynn Corp.	178,993	0.2
147,000	Yang Ming Marine Transport Corp.	296,699	0.3
5,940	Yuanta Financial Holding Co. Ltd.	5,929	0.0
81,000	Zhen Ding Technology Holding Ltd.	343,105	0.3
		19,701,838	17.7
	Thailand: 1.9%
31,100	Bumrungrad Hospital PCL	224,580	0.2
400,800	Charoen Pokphand Foods PCL	290,444	0.3
79,800	Kasikornbank PCL - Foreign	337,126	0.3
428,900	Krung Thai Bank PCL	231,514	0.2
57,600	PTT Exploration & Production PCL	240,909	0.2
436,600	PTT Global Chemical PCL	321,685	0.3
135,100	SCB X PCL - Foreign	426,935	0.4
		2,073,193	1.9
	Turkey: 0.1%
11,863	KOC Holding AS	64,863	0.1

	United Arab Emirates: 2.6%
242,642	Abu Dhabi Commercial Bank PJSC	578,718	0.5
38,390	Abu Dhabi Islamic Bank PJSC	131,909	0.1
226,236	Aldar Properties PJSC	452,274	0.4
198,450	Dubai Islamic Bank PJSC	333,580	0.3
314,292	Emaar Properties PJSC	722,462	0.6
134,772	Emirates NBD Bank PJSC	722,874	0.7
		2,941,817	2.6
	United Kingdom: 0.1%
4,960	Anglogold Ashanti PLC	146,800	0.1
	Total Common Stock (Cost $93,683,731)	106,978,301	96.2

EXCHANGE-TRADED FUNDS: 0.8%
19,145	iShares MSCI Emerging Markets ETF	830,319	0.8
	Total Exchange-Traded Funds (Cost $727,759)	830,319	0.8

PREFERRED STOCK: 1.8%
	Brazil: 1.8%
46,300	Centrais Eletricas Brasileiras SA	378,635	0.3
313,709	Cia Energetica de Minas Gerais	645,681	0.6

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
	Brazil (continued)
42,800	Itau Unibanco Holding SA	$277,413	0.3
103,475	Petroleo Brasileiro SA	720,806	0.6
		2,022,535	1.8
	Total Preferred Stock (Cost $1,476,598)	2,022,535	1.8
	Total Long-Term Investments (Cost $95,888,088)	109,831,155	98.8

SHORT-TERM INVESTMENTS: 0.3%
	Mutual Funds: 0.3%
313,000 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 5.190% (Cost $313,000)	$313,000	0.3

	Total Short-Term Investments (Cost $313,000)	313,000	0.3
	Total Investments in Securities (Cost $96,201,088)	$110,144,155	99.1
	Assets in Excess of Other Liabilities	1,028,785	0.9
	Net Assets	$111,172,940	100.0

ADR	American Depositary Receipt

(1)	Non-income producing security.

(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(4)	Rate shown is the 7-day yield as of August 31, 2024.

Sector Diversification	Percentage of Net Assets
Information Technology	24.6%
Financials	22.6
Consumer Discretionary	9.8
Communication Services	8.8
Industrials	7.7
Materials	6.5
Energy	4.6
Consumer Staples	4.4
Health Care	3.9
Utilities	2.9
Real Estate	2.2
Exchange-Traded Funds	0.8
Short-Term Investments	0.3
Assets in Excess of Other Liabilities	0.9
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

Voya Emerging Markets High Dividend	PORTFOLIO OF INVESTMENTS
Equity Fund	as of August 31, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of August 31, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2024
Asset Table Investments, at fair value
Common Stock
Brazil	$3,367,364	$—	$—	$3,367,364
Chile	399,550	—	—	399,550
China	1,622,224	22,187,433	—	23,809,657
Colombia	267,818	—	—	267,818
Czechia	87,521	—	—	87,521
Egypt	—	93,312	—	93,312
Greece	120,363	1,362,767	—	1,483,130
Hong Kong	622,281	713,124	—	1,335,405
Hungary	580,906	70,073	—	650,979
India	—	21,685,825	—	21,685,825
Indonesia	525,503	572,070	—	1,097,573
Ireland	937,073	—	—	937,073
Luxembourg	294,145	—	—	294,145
Malaysia	—	2,418,085	—	2,418,085
Mexico	2,117,314	—	—	2,117,314
Peru	57,785	—	—	57,785
Philippines	103,517	421,937	—	525,454
Poland	—	931,598	—	931,598
Qatar	771,504	793,477	—	1,564,981
Russia	—	—	—	—
Saudi Arabia	492,720	2,409,585	—	2,902,305
Singapore	469,671	—	—	469,671
South Africa	1,176,877	1,137,355	—	2,314,232
South Korea	—	13,239,013	—	13,239,013
Taiwan	—	19,701,838	—	19,701,838
Thailand	—	2,073,193	—	2,073,193
Turkey	—	64,863	—	64,863
United Arab Emirates	1,433,501	1,508,316	—	2,941,817
United Kingdom	—	146,800	—	146,800
Total Common Stock	15,447,637	91,530,664	—	106,978,301
Exchange-Traded Funds	830,319	—	—	830,319
Preferred Stock	2,022,535	—	—	2,022,535
Short-Term Investments	313,000	—	—	313,000
Total Investments, at fair value	$18,613,491	$91,530,664	$—	$110,144,155
Liabilities Table
Other Financial Instruments+
Written Options	$—	$(388,885)	$—	$(388,885)
Total Liabilities	$—	$(388,885)	$—	$(388,885)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

Voya Emerging Markets High Dividend	PORTFOLIO OF INVESTMENTS
Equity Fund	as of August 31, 2024 (Unaudited) (continued)

At August 31, 2024, the following OTC written equity options were outstanding for Voya Emerging Markets High Dividend Equity Fund:

Description	Counterparty	Put/ Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
iShares MSCI	Royal Bank of
Emerging Markets ETF	Canada	Call	10/04/24	USD	43.370	253,632	USD	11,000,020	$215,055	$(215,055)
iShares MSCI
Emerging Markets ETF	UBS AG	Call	09/20/24	USD	43.410	251,094	USD	10,889,947	213,630	(173,830)
									$428,685	$(388,885)

Currency Abbreviations:

USD	—	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of August 31, 2024 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Written options, at fair value	$388,885
Total Liability Derivatives		$388,885

The effect of derivative instruments on the Fund's Statement of Operations for the period ended August 31, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Written options
Equity contracts	$(844,360)
Total	$(844,360)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Written options
Equity contracts	$129,543
Total	$129,543

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at August 31, 2024:

	Royal Bank of Canada	UBS AG	Total
Liabilities:
Written options	$215,055	$173,830	$388,885
Total Liabilities	$215,055	$173,830	$388,885
Net OTC derivative instruments by counterparty, at fair value	$(215,055)	$(173,830)	$(388,885)
Total collateral pledged by the Fund/(Received from counterparty)	$—	$173,830	$173,830
Net Exposure(1),(2)	$(215,055)	$—	$(215,055)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)	At August 31, 2024, the Fund had pledged $880,000 in cash collateral to UBS AG. Excess cash collateral is not shown for financial reporting purposes.

See Accompanying Notes to Financial Statements

Voya Emerging Markets High Dividend	PORTFOLIO OF INVESTMENTS
Equity Fund	as of August 31, 2024 (Unaudited) (continued)

At August 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $102,461,020.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$23,398,659
Gross Unrealized Depreciation	(11,933,558)
Net Unrealized Appreciation	$11,465,101

See Accompanying Notes to Financial Statements

SHAREHOLDER MEETING INFORMATION (Unaudited)

Proposal:

1 At this meeting, a proposal was submitted to elect two members of the Board of Trustees to represent the interests of the holders of the Fund, with these individuals to serve as Class I Trustees, for a term of three years, and until the election and qualification of their successors.

An annual shareholder meeting of Voya Emerging Markets High Dividend Equity Fund was held virtually on July 18, 2024.

		Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
Class I Trustees	Voya Emerging Markets High Dividend Equity Fund
	Colleen D. Baldwin	1*	14,968,683.403	634,803.000	166,171.000	0.000	15,769,657.403
	Christopher P. Sullivan	1*	14,979,731.403	624,394.000	165,532.000	0.000	15,769,657.403

*	Proposal Passed.

After the July 18, 2024 annual shareholder meeting, the following Trustees continued on as Trustees of the Trust: John V. Boyer, Martin J. Gavin, Joseph E. Obermeyer, and Sheryl K. Pressler.

ADDITIONAL INFORMATION (Unaudited)

The following information is a summary of certain changes as of August 31, 2024. The information may not reflect all of the changes that have occurred since you purchased the Fund. During the period, there were no material changes in the Fund’s investment objective or fundamental policies. There also have been no changes in the persons who are primarily responsible for the day-to-day management of the Fund's portfolio.

The Fund may lend portfolio securities in an amount equal to up to 33 1/3% of its managed assets to broker dealers or other institutional borrowers, in exchange for cash collateral and fees. The Fund may use the cash collateral in connection with the Fund’s investment program as approved by the Investment Adviser, including generating cash to cover collateral posting requirements. Although the Fund has no current intention to do so, it may use the cash collateral to generate additional income. The use of cash collateral in connection with the Fund’s investment program may have a leveraging effect on the Fund, which would increase the volatility of the Fund and could reduce its returns and/or cause a loss.

The Fund intends to engage in lending portfolio securities only when such lending is secured by cash or other permissible collateral in an amount at least equal to the market value of the securities loaned. The Fund will maintain cash, cash equivalents or liquid securities holdings in an amount sufficient to cover its repayment obligation with respect to the collateral, marked to market on a daily basis.

Securities lending involves the risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. Loans will be made only to organizations whose credit quality or claims paying ability is considered by the sub-advisers to be at least investment grade. The financial condition of the borrower will be monitored by the Investment Adviser on an ongoing basis. The Fund will not lend portfolio securities subject to a written American style covered call option contract. The Fund may lend portfolio securities subject to a written European style covered call option contract as long as the lending period is less than or equal to the term of the covered call option contract.

The Fund was granted exemptive relief by the SEC (the “Order”) which, under the 1940 Act, would permit the Fund, subject to Board approval, to include realized long-term capital gains as a part of its regular distributions to Common Shareholders more frequently than would otherwise be permitted by the 1940 Act (generally once per taxable year) (“Managed Distribution Policy”). The Fund may in the future adopt a Managed Distribution Policy.

Dividend Reinvestment Plan

Unless the registered owner of Common Shares elects to receive cash by contacting Computershare Shareowner Services LLC (the “Plan Agent”), all dividends declared on Common Shares of the Fund will be automatically reinvested by the Plan Agent for shareholders in additional Common Shares of the Fund through the Fund’s Dividend Reinvestment Plan (the “Plan”). Shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the Common Shares are held in street or other nominee name, then to such nominee) by the Plan Agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Agent prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional Common Shares of the Fund for you. If you wish for all dividends declared on your Common Shares of the Fund to be automatically reinvested pursuant to the Plan, please contact your broker.

The Plan Agent will open an account for each Common Shareholder under the Plan in the same name in which such Common Shareholder’s Common Shares are registered. Whenever the Fund declares a dividend or other distribution (together, a “Dividend”) payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Common Shares. The Common Shares will be acquired by the Plan Agent for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding Common Shares on the open market (“Open-Market Purchases”) on the NYSE or elsewhere. Open-market purchases and sales are usually made through a broker affiliated with the Plan Agent.

If, on the payment date for any Dividend, the closing market price plus estimated brokerage commissions per Common Share is equal to or greater than the NAV per Common Share, the Plan Agent will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the NAV per Common Share on the payment date; provided that, if the NAV is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per Common Share on the payment date. If, on the payment date for any Dividend, the NAV per

ADDITIONAL INFORMATION (Unaudited) (continued)

Common Share is greater than the closing market value plus estimated brokerage commissions, the Plan Agent will invest the Dividend amount in Common Shares acquired on behalf of the participants in Open-Market Purchases. In the event of a market discount on the payment date for any Dividend, the Plan Agent will have until the last business day before the next date on which the Common Shares trade on an “ex-dividend” basis or 30 days after the payment date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in Common Shares acquired in Open-Market Purchases.

The Fund pays monthly* Dividends. Therefore, the period during which Open-Market Purchases can be made will exist only from the payment date of each Dividend through the date before the next “ex-dividend” date, which typically will be approximately ten days.

If, before the Plan Agent has completed its Open-Market Purchases, the market price per common share exceeds the NAV per Common Share, the average per Common Share purchase price paid by the Plan Administrator may exceed the NAV of the Common Shares, resulting in the acquisition of fewer Common Shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Agent is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making Open-Market Purchases and will invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at the NAV per common share at the close of business on the Last Purchase Date provided that, if the NAV is less than or equal to 95% of the then current market price per Common Share, the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.

The Plan Agent maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Agent on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

In the case of shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges with respect to Common Shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. Participants that request a partial or full sale of shares through the Plan Agent are subject to a $15.00 sales fee and a $0.10 per share brokerage commission on purchases or sales, and may be subject to certain other service charges.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All questions concerning the Plan or a request to terminate participation should be directed to the Fund’s Shareholder Service Department at (800) 992-0180.

Application of Control Share Provisions of the Delaware Statutory Trust Act

Under Delaware law, which became automatically applicable to listed closed-end funds such as the Fund upon its effective date of August 1, 2022 (the “DSTA Control Share Statute”), if a shareholder acquires direct or indirect ownership or power to direct the voting of shares of the Fund in an aggregate amount that equals or exceeds certain percentage thresholds specified under the DSTA Control Share Statute (beginning at 10% or more of the Fund’s shares) (“control share acquisitions”), the shareholder’s ability to vote certain of these shares will be limited by operation of state law unless action is taken by the Board of Trustees or by a vote of shareholders of the Fund to exempt such shares from the provisions of the statute. The DSTA Control Share Statute requires shareholders to disclose to the Fund any control share acquisition within 10 days of such acquisition. The Fund may have no or only a limited ability to identify when a control share acquisition has occurred absent notice from a shareholder of a control share acquisition. Shareholders should consult their own counsel with respect to the application of the DSTA Control Share Statute to any particular circumstance.

* Prior to May 1, 2024, the Fund made quarterly distributions

ADDITIONAL INFORMATION (Unaudited) (continued)

Key Financial Dates — Calendar 2024 Distributions:

Declaration Date	Ex Date	Record Date	Payable Date
March 15, 2024	April 1, 2024	April 2, 2024	April 15, 2024
April 15, 2024	May 1, 2024	May 2, 2024	May 15, 2024
May 15, 2024	June 3, 2024	June 3, 2024	June 17, 2024
June 17, 2024	July 1, 2024	July 1, 2024	July 15, 2024
July 15, 2024	August 1, 2024	August 1, 2024	August 15, 2024
August 15, 2024	September 3, 2024	September 3, 2024	September 16, 2024
September 16, 2024	October 1, 2024	October 1, 2024	October 15, 2024
October 15, 2024	November 1, 2024	November 1, 2024	November 15, 2024
November 15, 2024	December 2, 2024	December 2, 2024	December 16, 2024
December 16, 2024	December 30, 2024	December 30, 2024	January 15, 2025

Record date will be two business days after each Ex-Dividend Date. These dates are subject to change.

Stock Data

The Fund’s common shares are traded on the NYSE (Symbol: IHD).

Repurchase of Securities by Closed-End Companies

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act, the Fund may from time to time purchase shares of beneficial interest of the Fund in the open market, in privately negotiated transactions and/ or purchase shares to correct erroneous transactions.

Number of Shareholders

The number of record holders of common stock as of August 31, 2024 was 7, which does not include approximately 6,160 beneficial owners of shares held in the name of brokers or other nominees.

Certifications

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Fund’s CEO submitted the Annual CEO Certification on September 24, 2024 certifying that he was not aware, as of that date, of any violation by the Fund of the NYSE’s Corporate governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and financial officers have made quarterly certifications, included in filings with the SEC on Form N-CSR, relating to, among other things, the Fund’s disclosure controls and procedures and internal controls over financial reporting.

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Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Transfer Agent	Legal Counsel
Computershare, Inc.	Ropes & Gray LLP
480 Washington Boulevard	Prudential Tower
Jersey City, New Jersey 07310-1900	800 Boylston Street
Boston, Massachusetts 02199

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern Time on any business day for account or other information at (800) 992-0180.

RETIREMENT | INVESTMENTS | INSURANCE

voyainvestments.com	163320 (0824)

(b)            Not applicable.

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

(a)            Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)            Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

None.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not required for semi-annual filing.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not required for semi-annual filing.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period*	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Mar 1-31, 2024	0	$0.00	0	1,640,305
April 1-30, 2024	0	$0.00	0	1,640,305
May 1-31, 2024	0	$0.00	0	1,640,305
June 1-30, 2024	0	$0.00	0	1,640,305
July 1-31, 2024	0	$0.00	0	1,640,305
Aug 1-31, 2024	0	$0.00	0	1,640,305
Total	0		0

* Effective April 1, 2024, the Registrant announced the Fund could purchase up to 10% of its stock in open-market transactions through March 31, 2025.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not required for semi-annual filing.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)(1)	Not applicable

(a)(3)(2)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Emerging Markets High Dividend Equity Fund

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: November 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/ s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: November 6, 2024

By	/ s/ Todd Modic
Todd Modic
Principal Financial Officer

Date: November 6, 2024